INVESTMENT ADVISER
  QUALIVEST CAPITAL MANAGEMENT, INC.
A subsidiary of U.S. Bancorp and its subsidiary, United States National Bank of Oregon
111 S.W. Fifth Avenue
U.S. Bancorp Tower
Portland, Oregon 97204

ADMINISTRATOR AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Warren C. Coloney
James A. Gardner
Diana P. Herrmann
Ann R. Leven
Raymond H. Lung
Richard C. Ross

OFFICERS
Lacy B. Herrmann, President
Sally Wilson Church, Vice President
Nancy Kayani, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER
  SERVICING AGENT
ADMINISTRATIVE DATA
  MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT
MARCH 31, 1997

TAX-FREE TRUST OF
OREGON

A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun]

[Logo of Aquila Group of Funds: Eagle's head]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun]

TAX-FREE TRUST OF OREGON
SEMI-ANNUAL REPORT
"THE VALUE OF STEADFASTNESS"

                                                            April 21, 1997

Dear Investor:

        Most of us have heard, at one time or another, the story of the tortoise and the hare. With respect to your investment in Tax-Free Trust of Oregon, this old adage, detailing the virtue of steadfastness, speaks volumes. If the finish line you are seeking to cross is one of capital preservation and double tax-free income, then an investment which performs much like the tortoise just might "win the race."

THE CALL OF THE STOCK MARKET

        As I am sure you will agree, recent years have been banner ones for the stock market. The spectacular price increases experienced have made the appeal of investing in equity securities extremely powerful and, at times, almost irresistible.

        If it were possible to know in advance just what and when to buy or sell in order to maximize profit, then constantly switching your investment vehicle, trying to capture the latest trend, would be uncomplicated.

        Unfortunately, "timing" the market, with any degree of consistency, is nearly impossible. We have generally found that, for the average investor, switching continuously from one security to another in the management of his/her investment portfolio tends to be a fruitless, often imprudent, exercise. With the degree of volatility inherent in the equity markets, missing an upturn could result in a disastrous loss of invested principal.

PROUD TO BE A TORTOISE

        Our various survey results indicate that a substantial number of investors in Tax-Free Trust of Oregon are retirees or pre-retirees who are concerned about capital preservation. Accordingly, staying on track with your investment in the Trust could well prove to be the most appropriate course to follow. Although equity investments can be rewarding for a portion of one's capital, it is still critical to keep firmly in mind your overall investment goal and not get disproportionately distracted by the dazzle of other investments.

        It is no great secret that municipal bonds, such as those in which the Trust invests, are generally not exciting investments. Unlike stocks, they do not experience abrupt, dramatic highs. However, it must be kept in mind that municipal bonds also do not experience the dumbfounding lows of stocks. Municipal bond funds just plod along from year to year, much like the tortoise, producing consistent double tax-free results for shareholders.

        While being a tortoise may not be as glamorous as being a hare, this should not represent a cause for concern. The end result is really what counts - not how you got there, but that you got there at all.

CAPITAL PRESERVATION STRATEGIES

        Although capital preservation is not guaranteed, the Trust does take some very deliberate steps to ensure that there will be minimal volatility in share price over a reasonable time frame.

        The Trust's basic philosophy is "don't put all your eggs in one basket." And, when you choose the eggs for that basket, choose only quality ones.

        DIVERSIFICATION is a key stability tool used in the construction of the Trust's investment portfolio. At March 31, 1997, over 190 separate municipal issues were represented in the Trust's portfolio. Having such a breadth of participation helps to ensure against any significant loss of principal by the Trust in the remote event anything ever did go wrong with a particular issuer. Such diversification also enables the Trust to participate in financing many different vital public purpose projects in numerous communities throughout Oregon, thereby benefitting residents of the entire state.

        We have found from experience that sticking with QUALITY is best in the long run. Therefore, investments in the Trust are specifically limited to only the top four credit ratings, or equivalent, of the nine assignable to municipal securities by nationally-known credit rating services. At March 31, 1997, 97.7% of the portfolio was comprised of the top three credit ratings - AAA, AA, AND A.

        Emphasis is also placed on having a SPREAD OF MATURITIES in the Trust's investment portfolio. As you probably are aware, short term maturities tend to have very little price fluctuation, but produce a lesser rate of return than longer maturity securities. Conversely, long-term maturities produce a higher return level, but have a much higher price volatility factor than shorter-term issues since they reflect the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

        By creating a blend of maturities, ranging from under one year to over 20 years in length, the Trust attempts to provide you with a satisfactory level of return without subjecting the share price to excessive swings as interest rates move up and down. Thus, the current average maturity of the Trust's portfolio is the relatively intermediate term of 14.5 years.

        The Trust's investment portfolio manager, Qualivest Capital Management, Inc., examines the above elements very carefully when selecting each individual "egg" for your basket of investments in order to obtain the most appropriate fit. Such careful attention seeks to provide protection for shareholders' capital and promote stability.

RECENT DEVELOPMENT

        As you may know, U.S. Bancorp, the parent company of Qualivest Capital Management, Inc. and First Bank National Association ("First Bank") have announced that they will merge during the summer of 1997. As a result of the merger, the investment portfolio manager's operations will become part of First Asset Management, a division of First Bank. At the time of the merger it is currently anticipated that a new investment advisory agreement with First Asset Management will have been approved by the Board of Trustees. It will be presented to the shareholders of the Trust for approval. Based on discussions between the management of the Trust and First Asset Management, it is not expected that there will currently be any change in the local portfolio management of the Trust in Oregon or any change in the overall fees for advisory and administration services.

TAX-FREE RATE OF RETURN

        What many investors sometime forget is that while the level of income from the Trust may seem unimpressive on the surface, it is DOUBLE TAX-FREE - free of both regular Federal and State of Oregon income taxes. When the rate of return achieved by the Trust is converted into a taxable equivalent rate, the outcome is generally quite an eye-opener.

The following chart shows the average annualized level of DOUBLE TAX-FREE income return distributed to shareholders from April 1, 1996 to March 31, 1997, as measured against the maximum public offering price.* It additionally illustrates the rate of taxable income return one would have had to earn in order to equate to the DOUBLE TAX-FREE income return generated by the Trust.


[Graphic: Bar Chart with the following information:]

TAX-FREE TRUST OF OREGON'S DOUBLE TAX-FREE DISTRIBUTION
RATE AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN
INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX RATES

Tax Bracket    Taxable Equivalent Rate     Double Tax-Free Equivalent Rate
28%              7.71%                      5.05%
31%              8.15%                      5.05%
36%              8.82%                      5.05%
39.6%            9.37%                      5.05%

        No matter which Federal income tax bracket applies, you can readily see that there is quite a difference between the TAXABLE and the DOUBLE TAX-FREE return levels.

OUR PLEDGE TO YOU

        Management of Tax-Free Trust of Oregon values the confidence you have placed in us. You can be assured that we will steadfastly strive to help you cross the finish line of your investment goal.

                                               Sincerely,
                                               /s/ Lacy B. Herrmann
                                               Lacy B. Herrmann
                                               President and Chairman
                                                 of the Board of Trustees

* The performance shown represents that of Class A shares. Such performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Trust's average annual total return as of 3/31/97 for the past one-year period was 4.78%; for the past five-year period was 6.17%; for the past ten-year period was 6.55%; and since inception was 7.08%. These returns do not take into consideration the maximum sales charge of 4%. Returns would be less if the sales charge was applied. As of 3/31/97, the Trust's 30-day SEC yield was 4.30%.

                      TAX-FREE TRUST OF OREGON
                      STATEMENT OF INVESTMENTS
                     MARCH 31, 1997 (unaudited)

                                                 RATING
        FACE                                     MOODY'S/           MARKET
      AMOUNT       STATE OF OREGON GENERAL       S&P                VALUE
                     OBLIGATION BONDS (54.6%)
                   City of Albany (MBIA
                     Corporation Insured)
  $  150,000         6.400%, 11/01/1999              Aaa/AAA       $  150,261
     460,000         6.500%, 11/01/2000              Aaa/AAA          460,800
   2,195,000         6.625%, 11/01/2009              Aaa/AAA        2,197,788
                   Port of Astoria (MBIA
                     Corporation Insured)
   1,250,000         6.600%, 09/01/2011              Aaa/AAA        1,346,875
     410,000         6.200%, 02/01/2004              Aaa/AAA          423,837
                   City of Beaverton
     910,000         5.950%, 04/01/2003               Aa/AA-          954,362
     520,000         6.600%, 06/01/2003               NR/AA-          534,950
     960,000         6.050%, 04/01/2004               Aa/AA-        1,006,800
     560,000         6.600%, 06/01/2004               NR/AA-          576,100
   1,020,000         6.150%, 04/01/2005               Aa/AA-        1,069,725
     500,000         5.000%, 06/01/2005               Aa/AA-          498,750
   1,080,000         6.250%, 04/01/2006               Aa/AA-        1,134,000
                   Clackamas County School
                     District #115 (AMBAC
                     Indemnity Corporation
                     Insured)
     600,000         5.600%, 06/01/2006              Aaa/AAA          622,500
     615,000         5.700%,   06/01/2007            Aaa/AAA          639,600
   1,000,000         6.150%, 06/01/2014              Aaa/AAA        1,045,000
                   Clackamas and Washington
                     County School
                     District #3J
   2,000,000         5.850%, 08/01/2006               A1/AA-        2,092,500
   5,000,000         5.875%, 08/01/2009               A1/AA-        5,181,250
   1,150,000         5.875%, 10/01/2009               A1/AA-        1,196,000
                   Clackamas, Multnomah and
                     Washington County
                     School District #7J
   1,000,000         7.100%, 06/15/2009               Aaa/NR        1,073,750
     250,000         7.100%,   06/15/2010             Aaa/NR          268,438
   1,500,000         5.700%, 06/15/2010               Aa/NR         1,528,125
                   Columbia Gorge Community
                     College District (Financial
                     Security Assurance Insured)
   1,200,000         5.400%, 06/01/2013              Aaa/AAA        1,186,500


                   Deschutes and Jefferson
                     County School District #2J
                     (MBIA Corporation Insured)
   3,700,000         5.600%, 06/01/2009              Aaa/AAA        3,750,875
                   Hood River County School
                     District (AMBAC Indemnity
                     Corporation Insured)
   2,000,000         5.650%, 06/01/2008              Aaa/AAA        2,060,000
                   Jackson County School District
                     #549C (Financial Security
                     Assurance Insured)
   1,400,000         5.100%, 06/01/2005              Aaa/AAA        1,403,500
   1,000,000         5.300%, 06/01/2008              Aaa/AAA        1,002,500
                   Josephine County School
                     District #7 (Grants Pass)
                     (Financial Guaranty Insurance
                     Corporation Insured)
   2,700,000         5.700% 06/01/2013               Aaa/AAA        2,703,375
                   Jefferson County School
                     District #509J (Financial
                     Security Assurance Insured)
   1,750,000         5.500%, 06/15/2013              Aaa/AAA        1,732,500
                   Lane County School District #4J
   2,000,000         5.375%, 07/01/2009               Aa/NR         2,002,500
                   Lane County School District
                     #52J (Financial Guaranty
                     Insurance Corporation Insured)
     750,000         6.400%,   12/01/2009            Aaa/AAA          812,812
                   Lincoln County Oregon School
                     District (Financial Guaranty
                     Insurance Corporation)
   1,245,000         5.250%, 06/15/2009               Aaa/NR        1,215,431
                   Lincoln County (MBIA
                     Corporation Insured)
   1,000,000         5.375%, 02/01/2010              Aaa/AAA          986,250
                   Malheur County Jail Bonds
                     (MBIA Corporation Insured)
   1,345,000         6.300%, 12/01/2012              Aaa/AAA        1,429,062
                   Marion and Clackamas County
                     Union High School District
                     #7J (Financial Security
                     Assurance Insured)
   1,340,000         6.000%, 06/01/2013              Aaa/AAA        1,400,300


                   Multnomah County
   1,000,000         5.200%, 07/01/2005               Aa/NR         1,011,250
   1,245,000         5.100%, 10/01/2007               Aa1/NR        1,241,888
   1,000,000         5.200%, 10/01/2008               Aa1/NR          997,500
   3,100,000         6.000%, 08/01/2012               Aa/A+         3,158,125
                   Multnomah County School
                     District #1
   3,225,000         6.500%, 12/15/2000               Aa/A+         3,238,899
   1,180,000         6.600%, 12/15/2001               Aa/A+         1,185,004
   3,725,000         6.800%, 12/15/2004               Aa/A+         3,740,161
                   Multnomah County School
                     District #1J
   1,000,000         5.000%, 03/01/2007               Aa/A+           990,000
                   Multnomah County School
                     District #4
   1,330,000         5.900%, 01/01/2005               A1/A+         1,384,864
                   Multnomah County School
                     District #40
   4,100,000         5.625%, 06/01/2012               NR/AA-        4,125,625
                   Metropolitan Service District
                     Refunding (Oregon
                     Convention Center)
   4,320,000         6.250%, 01/01/2013               Aa/AA+        4,492,800
                   Oak Lodge Water District
                     (AMBAC Indemnity
                     Corporation Insured)
     215,000         7.300%, 12/01/2005              Aaa/AAA          247,518
     215,000         7.300%, 12/01/2006              Aaa/AAA          246,713
     215,000         7.400%, 12/01/2007              Aaa/AAA          247,250
                   State of Oregon
   5,000,000         7.000%, 12/01/2011               Aa/AA         5,293,750
                   State of Oregon Alternate
                     Energy Project Series A
   1,530,000         4.900%, 01/01/2004               Aa/AA         1,524,262
   1,000,000         6.400%, 01/01/2008               Aa/AA         1,032,500
                   State of Oregon Board of
                     Higher Education
     900,000         6.200%, 10/15/2007               Aa/AA           947,250
   3,195,000         6.400%, 10/01/2011               Aa/AA         3,330,788
   2,000,000         6.250%, 10/15/2012               Aa/AA         2,095,000
   2,150,000         6.500%, 10/01/2017               Aa/AA         2,276,312
   2,890,000         6.000%, 10/15/2018               Aa/AA         3,016,438


                   State of Oregon Elderly &
                     Disabled Housing
     725,000         6.250%,   08/01/2013             Aa/AA           765,781
                   State of Oregon Veterans'
                     Welfare
     900,000         11.250%,  04/01/1998             Aa/AA           963,810
     505,000         9.000%,   04/01/2008             Aa/AA           606,631
     700,000         9.200%,   10/01/2008             Aa/AA           938,875
     565,000         8.000%,   11/01/2012             Aa/AA           589,583
   7,150,000         6.875%, 12/01/2013               Aa/AA         7,579,000
     500,000         6.875%,   12/01/2014             Aa/AA           528,750
   1,000,000         7.000%, 12/01/2015               Aa/AA         1,061,250
                   Polk County School District
                     #2 (Financial Security
                     Assurance Insured)
   1,000,000         5.400%, 06/01/2012              Aaa/AAA          986,250
                   Polk, Marion, and Benton
                     County School District #13J
                     (Financial Guaranty Insurance
                     Corporation Insured)
   1,000,000         5.500%, 12/01/2008              Aaa/AAA        1,022,500
                   City of Portland
   1,625,000         4.500%, 11/01/2004               Aaa/NR        1,580,312
   1,480,000         5.100%, 10/01/2009               Aaa/NR        1,461,500
   2,000,000         7.125%, 10/01/2010               Aaa/NR        2,125,000
   2,790,000         5.750%, 06/01/2013               Aaa/NR        2,835,338
   2,500,000         5.250%, 06/01/2015               Aa/NR         2,412,500
   2,000,000         5.600%, 06/01/2015               Aa/NR         1,992,500
                   Portland Community College
                     District
   3,500,000         6.000%, 07/01/2012               A1/AA         3,596,250
                   Port of Portland
   1,000,000         4.500%, 03/01/2006               Aa/AA+          955,000
                   City of Salem
   1,000,000         5.875%, 01/01/2007               A1/A+         1,028,750
                   Tri-County Metropolitan
                     Transportation District
   6,100,000         6.000%, 07/01/2012               Aa/AA+        6,298,250


                   Tualatin Hills Park and
                     Recreation District
                     (MBIA Corporation Insured)
   2,970,000         5.750%, 03/01/2012              Aaa/AAA        2,999,700
   2,000,000         5.750%, 03/01/2015              Aaa/AAA        2,012,500
                   Umatilla County Oregon
                     (Financial Guaranty
                     Insurance Corporation
                     Insured)
   2,000,000         5.600%, 10/01/2015              Aaa/AAA        1,967,500
                   Umatilla County School District
                     #8R (AMBAC Indemnity
                     Corporation Insured)
     700,000         6.100%, 12/01/2012              Aaa/AAA          726,250
                   Washington County
   2,500,000         6.200%, 12/01/2007               Aa/AA         2,631,250
   3,110,000         6.000%, 12/01/2013               Aa/AA         3,199,413
                   Washington County School
                     District #88J (Financial
                     Security Assurance Insured)
   2,900,000         6.100%, 06/01/2012              Aaa/AAA        3,034,125
                   Washington and Clackamas
                     County School District #23J
   1,675,000         6.625%, 01/01/2005               NR/NR*        1,760,844
   1,000,000         5.650%, 06/01/2015               A1/NR           997,500
     720,000         6.625%, 01/01/2008               NR/NR*          756,900
   2,000,000         5.400%, 01/01/2010               A1/NR         1,980,000
                   Washington & Multnomah County
                     School District #48J
   1,175,000         5.500%, 06/01/2006               Aa/AA-        1,217,594
   1,440,000         4.500%, 09/01/2006               Aa/AA-        1,504,800
   1,130,000         5.600%, 06/01/2007               Aa/AA-        1,173,787
   1,000,000         6.150%, 06/01/2008               Aa/AA-        1,040,000
   1,415,000         5.700%, 06/01/2008               Aa/AA-        1,469,831
     525,000         6.300%, 09/01/2009              Aaa/AAA          558,469
   1,440,000         6.000%, 06/01/2011               Aa/AA-        1,377,000
   2,010,000         6.500%, 09/01/2011              Aaa/AAA        2,153,212
     250,000         5.750%, 09/01/2012              Aaa/AAA          257,813


                   Washington & Yamhill County
                     School District #58J (AMBAC
                     Indemnity Corporation Insured)
      70,000         6.600% 11/01/2004               Aaa/AAA           70,090
      80,000         6.600% 11/01/2005               Aaa/AAA           80,094
      90,000         6.600% 11/01/2006               Aaa/AAA           90,105
                   Wolf Creek Highway Water
                     District
     505,000         6.900%, 12/01/2005               NR/AA           527,094
                   Yamhill County School
                     District #29J (Financial
                     Security Assurance Insured)
   2,000,000         5.350%, 06/01/2006              Aaa/AAA        2,030,000
     500,000         6.100%, 06/01/2011              Aaa/AAA          525,625
                     Total State of Oregon
                       General Obligation Bonds                   166,980,239

                   STATE OF OREGON REVENUE
                     BONDS (43.4%)
                   AIRPORT REVENUE BONDS (2.5%)
                   Port of Portland Airport
                     (Financial Guaranty
                     Insurance Corporation
                     Insured)
     500,000         5.500%, 07/01/2006              Aaa/AAA          511,250
                   Port of Portland Airport (MBIA
                     Corporation Insured)
     600,000         6.400%, 07/01/2003              Aaa/AAA          642,750
   3,530,000         6.750%, 07/01/2009              Aaa/AAA        3,799,163
   2,425,000         6.750%, 07/01/2015              Aaa/AAA        2,606,875
                     Total Airport Revenue Bonds                    7,560,038

                   CERTIFICATE OF PARTICIPATION
                     REVENUE BONDS (8.8%)
                   Oregon State Department Of
                     Administration Services (AMBAC
                     Indemnity Corporation Insured)
   1,000,000         5.750%, 05/01/2017              Aaa/AAA          993,750
   5,805,000         5.500%, 11/01/2020              Aaa/AAA        5,580,056
                   State of Oregon Certificate of
                     Participation (AMBAC Indemnity
                     Corporation Insured)
   3,100,000         7.500%, 09/01/2015              Aaa/AAA        3,437,125


                   State of Oregon Certificate
                     of Participation
                     (MBIA Corporation Insured)
   2,150,000         7.050%, 01/15/2006              Aaa/AAA        2,322,000
   1,250,000         5.700%, 01/15/2010              Aaa/AAA        1,257,812
   2,750,000         6.200%, 11/01/2012              Aaa/AAA        2,860,000
   1,150,000         7.200%, 01/15/2015              Aaa/AAA        1,247,750
   1,000,000         5.500%, 01/15/2015              Aaa/AAA          967,500
     550,000         5.500%, 01/15/2015              Aaa/AAA          532,125
     600,000         7.200%, 03/01/2015              Aaa/AAA          647,250
     500,000         5.800%, 03/01/2015              Aaa/AAA          500,000
   1,000,000         5.800%, 03/01/2015              Aaa/AAA        1,000,000
   2,000,000         6.250%, 11/01/2019              Aaa/AAA        2,082,500
                   Southwestern Oregon Community
                     College District (AMBAC
                     Indemnity Corporation Insured)
   1,000,000         5.600%, 06/01/2016              Aaa/AAA          991,250
                   City of Portland Certificate of
                     Participation
   1,100,000         7.250%, 04/01/2008               NR/NR*        1,159,125
                   Washington County Educational
                     Services, Certificates of
                     Participation (MBIA
                     Corporation Insured)
     645,000         5.625%, 06/01/2016               A1/NR           624,037
     830,000         5.750%, 06/01/2025              Aaa/AAA          821,700
                     Total Certificate of
                       Participation Revenue Bonds                 27,023,980

                   HOSPITAL REVENUE BONDS (4.7%)
                   Clackamas Hospital Facilities
                     Authority (Adventist Health
                     System/West)(MBIA Corporation
                     Insured)
   2,000,000         6.350%, 03/01/2009              Aaa/AAA        2,125,000
                   Clackamas Hospital Facilities
                     Authority (Kaiser Permanente)
   2,400,000         6.500%, 04/01/2011               Aa3/AA        2,505,000
                   Clackamas Hospital Facilites
                     Authority (Sisters
                     of Providence Hospital)
     500,000         6.375%, 10/01/2004               A1/AA-          538,750


                   Douglas County Hospital
                     Facilities Authority (Catholic
                     Health) (MBIA Corporation
                     Insured)
     535,000         5.600%, 11/15/2005              Aaa/AAA          553,725
                   Medford Hosptial Facilities
                     Authority (Rogue Valley Health
                     Services) (MBIA Corporation
                     Insured)
     500,000         6.800%, 12/01/2011              Aaa/AAA          538,750
   1,685,000         6.750%, 12/01/2020              Aaa/AAA        1,794,525
                   Western Lane County Hospital
                     Facilities Authority (Sisters
                     of St. Joseph Hospital)
                     (MBIA Corporation Insured)
   1,000,000         5.625%, 08/01/2007              Aaa/AAA        1,031,250
   1,450,000         7.125%, 08/01/2017              Aaa/AAA        1,562,375
   3,765,000         5.750%, 08/01/2019              Aaa/AAA        3,741,469
                     Total Hospital Revenue Bonds                  14,390,844

                   HOUSING, EDUCATIONAL, AND
                     CULTURAL REVENUE BONDS (8.9%)
                   Clackamas Community College
                     District Revenue (MBIA
                     Corporation Insured)
   1,865,000         5.700%, 06/01/2016              Aaa/AAA        1,851,012
                   State of Oregon Housing
                     Finance Agency,
   1,000,000         6.800%, 07/01/2013               A1/A+         1,041,250
                   State of Oregon Housing and
                     Community Services,
     480,000         5.100%, 07/01/2007               Aa/NR           467,400
   1,670,000         5.200%, 07/01/2009               Aa/NR         1,640,775
     825,000         6.750%, 07/01/2012               Aa/NR           866,250
     500,000         6.700%, 07/01/2013               Aa/NR           517,500
     490,000         6.350%, 07/01/2014               Aa/NR           502,862
     990,000         6.800%, 07/01/2016               Aa/NR         1,037,025
   1,895,000         6.750%, 07/01/2016               Aa/NR         1,961,325
   3,500,000         6.875%, 07/01/2028               Aa/NR         3,657,500
                   State of Oregon Housing and
                     Community Services
                     (MBIA Corporation Insured),
   1,500,000         5.450%, 07/01/2024              Aaa/AAA        1,426,875


                   Oregon State Health, Housing,
                     Educational, and Cultural
                     Facilities Authority (George
                     Fox College)(LOC Bank of
                     America)
   1,000,000         5.700%, 03/01/2017               NR/AA-          975,000
                   State of Oregon Housing,
                     Educational and Cultural
                     Facilities Authority (Lewis &
                     Clark College) (MBIA
                     Corporation Insured)
   1,130,000         7.125%, 07/01/2020              Aaa/AAA        1,234,525
                   State of Oregon Housing,
                     Educational and Cultural
                     Facilities Authority (OMSI),
     705,000         5.900%, 07/01/2012               A1/NR           708,525
                   State of Oregon Housing,
                     Educational and Cultural
                     Facilities Authority (Reed
                     College),
   2,145,000         6.750%, 07/01/2021               NR/A+         2,346,094
                   Oregon Health Sciences
                     University Revenue (AMBAC
                     Indemnity Corporation Insured)
   4,500,000         5.250%, 07/01/2015              Aaa/AAA        4,263,750
                   City of Salem Educational
                     Facilities (Willamette
                     University),
   1,000,000         6.000%, 04/01/2010                A/NR         1,027,500
   1,740,000         6.750%, 04/01/2011               NR/NR*        1,872,675
                     Total Housing, Educational,
                       and Cultural Revenue Bonds                  27,397,843

                   TRANSPORTATION REVENUE BONDS
                     (2.8%)
                   Port of Morrow,
   2,600,000         6.375%, 04/01/2008               Aaa/NR        2,782,000
                   State of Oregon Department of
                     Transportation (Light Rail)
                     (MBIA Corporation Insured),
   2,000,000         6.000%, 06/01/2005              Aaa/AAA        2,115,000
                   Port of St. Helens,
      90,000         7.750% 02/01/2006               Baa1/NR           98,438
                   Tri-County Metropolitan
                     Transportation District
   3,680,000         5.700%, 08/01/2013               A1/AA         3,680,000
                     Total Transportation
                       Revenue Bonds                                8,675,438

                   URBAN RENEWAL REVENUE BONDS
                     (.6%)
                   Keiser Urban Renewal Agency,
     950,000         5.400%, 07/01/2008               NR/A-           933,375
                   City of Portland Urban Renewal,
     300,000         9.000%, 12/01/2002                A/NR           306,645
                   City of Wilsonville Urban
                     Renewal,
     500,000         5.850%,   06/01/2004            Baa1/NR          500,310
                     Total Urban Renewal Revenue
                       Bonds                                        1,740,330

                   UTILITY REVENUE BONDS (3.8%)
                   Emerald Peoples Utility District
                     (AMBAC Indemnity Corporation
                     Insured),
     700,000         6.700%, 11/01/2005              Aaa/AAA          754,250
                   Emerald Peoples Utility
                     District Electic Systems
                     (Financial Security Assurance
                     Insured)
   1,000,000         6.750%, 11/01/2016              Aaa/AAA        1,083,750
                   City of Eugene Electric Utility
     610,000         6.650%, 08/01/2009               A1/AA           641,262
     660,000         6.650%, 08/01/2010               A1/AA           691,350
   1,000,000         6.000%, 08/01/2011               A1/AA         1,017,500
     700,000         6.700%, 08/01/2011               A1/AA           730,625
     500,000         5.000%, 08/01/2017               A1/AA           450,625
   1,400,000         5.800%, 08/01/2019               A1/AA         1,393,000
                   City of Eugene Trojan Nuclear
                     Project
   3,865,000         5.900%, 09/01/2009               Aa/AA         3,864,961
                   Northern Wasco County Public
                     Utility Developement (AMBAC
                     Indemnity Corporation
                     Insured),
   1,000,000         5.625%, 12/01/2022              Aaa/AAA          978,750
                     Total Utility Revenue Bonds                   11,606,073

                   WATER AND SEWER REVENUE BONDS
                     (9.2%)
                   City of Canby Sewer (Financial
                     Security Assurance Insured),
     500,000         6.250%, 12/01/2017              Aaa/AAA          518,750


                   City of Eugene Water,
     780,000         6.550%, 08/01/2004               A1/AA-          796,380
     365,000         6.600%, 08/01/2005               A1/AA-          372,698
                   City of Klamath Falls Water
                     (Financial Security Assurance
                     Insured),
   1,100,000         6.100%, 06/01/2014              Aaa/AAA        1,146,750
                   City of Oregon City Sewer,
     750,000         6.875%, 10/01/2019               NR/NR*          761,250
                   City of Portland Sewer,
   2,150,000         5.100%, 03/01/2007               A1/A+         2,133,875
   1,500,000         6.050%, 06/01/2009               A1/A+         1,586,250
                   City of Portland Sewer
                     (Financial Guaranty
                     Insurance Corporation
                     Insured),
   2,725,000         6.000%, 10/01/2008              Aaa/AAA        2,871,469
     500,000         6.000%, 10/01/2012              Aaa/AAA          518,125
   2,855,000         6.250%, 06/01/2015              Aaa/AAA        2,994,181
                   Portland Water System Revenue
   3,000,000         5.500%, 08/01/2014               Aa1/NR        2,977,500
   1,440,000         5.500%, 08/01/2015               Aa1/NR        1,420,200
                   Washington County Unified
                     Sewer Agency
   2,195,000         7.000%, 11/01/2009              Aaa/AAA        2,332,188
                   Washington County Unified
                     Sewer Agency (AMBAC Indemnity
                     Corporation Insured),
   1,040,000         6.800%, 11/01/2004              Aaa/AAA        1,099,800
   2,120,000         5.900%, 10/01/2006              Aaa/AAA        2,218,050
   1,115,000         5.900%, 10/01/2006              Aaa/AAA        1,166,569
   2,500,000         6.125%, 10/01/2012              Aaa/AAA        2,612,500
     750,000         6.125%, 10/01/2012              Aaa/AAA          783,750
                     Total Water and Sewer
                       Revenue Bonds                               28,310,285


                   OTHER REVENUE BONDS (2.1%)
                   Baker County Pollution Control
                     (Ash Grove Cement West
                     Project) (Small Business
                     Administration Insured),
     355,000         6.200%, 07/01/2004               Aaa/NR          363,445
     380,000         6.300%, 07/01/2005               Aaa/NR          389,037
                   State of Oregon Bond Bank
     500,000         6.800%, 01/01/2011               Aaa/NR          530,000
   1,000,000         6.700%, 01/01/2011               Aaa/NR        1,057,500
                   Oregon Economic Development
                     Commission (Consolidated
                     Freightways)
   1,500,000         7.000%, 04/01/2004              Aa3/BBB        1,506,675
                   City of Portland
   2,465,000         4.650%, 04/01/2004               Aa/NR         2,415,700
                     Total Other Revenue Bonds                      6,262,357
                     Total State of Oregon
                       Revenue Bonds                              132,967,188
                     Total State of Oregon                        299,947,427

                   PUERTO RICO
                   Puerto Rico Housing Finance
                     Corporation (GNMA
                     Collateralized)
      15,000         7.800% 10/15/2021               Aaa/AAA           15,544
                     Total Puerto Rico                                 15,544

                     Total Municipal Bonds (cost -
                       $ 290,100,582**)  98.0%                    299,962,971
                     Other assets in excess of
                       liabilities        2.0                       6,141,359
                     Net Assets         100.0%                   $306,104,330

(*) Any security not rated must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

(**) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

                       TAX-FREE TRUST OF OREGON
                  STATEMENT OF ASSETS AND LIABILITIES
                       MARCH 31,1997 (UNAUDITED)
ASSETS
  Investments at value (identified cost $290,100,582)          $ 299,962,971
  Cash                                                               737,547
  Interest receivable                                              5,463,218
  Receivable for Trust shares sold                                   539,294
  Other assets                                                         6,227
    Total assets                                                 306,709,257

LIABILITIES
  Dividends payable                                                  179,255
  Payable for Trust shares redeemed                                  140,563
  Distribution fees payable                                          113,824
  Adviser and Administrator fees payable                             104,050
  Accrued expenses                                                    67,235
    Total liabilities                                                604,927

NET ASSETS                                                     $ 306,104,330

  Net Assets consist of:
  Capital Stock - Authorized an unlimited number of
    shares, par value $.01 per share                           $     293,332
  Additional paid-in capital                                     295,938,692
  Accumulated net gain on investments                                  9,917
  Net unrealized appreciation on investments                       9,862,389
                                                               $ 306,104,330

CLASS A
  Net Assets                                                   $ 303,601,102
  Capital shares outstanding                                      29,093,244
  Net asset value and redemption price per share               $       10.44
  Offering price per share (100/96 of $10.44
    adjusted to nearest cent)                                  $       10.88

CLASS C
  Net Assets                                                   $     719,368
  Capital shares outstanding                                          68,980
  Net asset value and offering price per share                 $       10.43
  Redemption price per share (* varies by length of
     time shares are held)                                     $           *

CLASS Y
  Net Assets                                                   $   1,783,860
  Capital shares outstanding                                         170,981
  Net asset value, offering and redemption
    price per share                                            $       10.43

See accompanying notes to financial statements.

                        TAX-FREE TRUST OF OREGON
                         STATEMENT OF OPERATIONS
              FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
   Interest income                                                $8,771,404

Expenses:
  Investment Adviser fees (note 3)                   $304,866
  Administrator fees (note 3)                         304,866
  Distribution fees (note 3)                          230,344
  Transfer and shareholder servicing agent fees        98,000
  Trustees' fees and expenses                          45,000
  Legal fees                                           36,000
  Shareholders' reports and proxy statements           31,000
  Custodian fees (note 7)                              18,565
  Audit and accounting fees                            18,000
  Registration fees and dues                           10,000
  Insurance                                             3,000
  Miscellaneous                                        25,874
                                                    1,125,515

  Expenses paid indirectly (note 7)                  (18,565)
    Net expenses                                                   1,106,950
    Net investment income                                          7,664,454

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain from securities
    transactions                                        9,917
  Change in unrealized appreciation on
    investments                                   (1,237,581)
  Net realized and unrealized gain (loss) on
    investments                                                   (1,227,664)

  Net increase in net assets resulting from operations            $ 6,436,790

See accompanying notes to financial statements.

                         TAX-FREE TRUST OF OREGON
                    STATEMENTS OF CHANGES IN NET ASSETS
                               (UNAUDITED)

                                            Six Months Ended     Year Ended
                                            March 31,            September 30,
                                            1997                 1996
OPERATIONS:
  Net investment income                          $ 7,664,454     $ 15,805,265
  Net realized gain from securities
    transactions                                       9,917          455,992
  Change in unrealized appreciation
    on investments                               (1,237,581)      (2,192,001)
  Change in net assets resulting from
    operations                                     6,436,790       14,069,256

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
  Class A Shares:
  Net Investment Income                          (7,632,045)     (15,347,445)
  Distributions in excess of net
    investment income                              (120,475)             -
  Net realized gain on investments                 (288,202)        (677,856)

  Class C Shares:
  Net investment income                             (11,121)          (3,382)
  Distributions in excess of net investment
    income                                             (205)             -
  Net realized gain on investments                     (528)            (425)

  Class Y Shares:
  Net investment income                             (21,288)          (4,572)
  Distributions in excess of net investment
    income                                             (318)              -
  Net realized gain on investments                     (314)            (306)
    Change in net assets from distributions      (8,074,496)     (16,033,986)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
  Proceeds from shares sold                       15,512,009       22,749,791
  Reinvested dividends and distributions           4,844,525        9,312,627
  Cost of shares redeemed                       (18,289,232)     (34,977,054)
    Change in net assets from capital share
      transactions                                 2,067,302      (2,914,636)
    Change in net assets                             429,596      (4,879,366)

NET ASSETS:
  Beginning of period                            305,674,734      310,554,100
  End of period                                $ 306,104,330    $ 305,674,734

See accompanying notes to financial statements.

                        TAX-FREE TRUST OF OREGON
                     NOTES TO FINANCIAL STATEMENTS
                             (UNAUDITED)

1. ORGANIZATION

    Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of the Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments in the Trust and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and conforms to the amortization policy followd by the Trust for Federal tax purposes.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

(a)  MANAGEMENT ARRANGEMENTS:

    Management affairs of the Trust are conducted through two separate management arrangements.

    Qualivest Capital Management, Inc. (the "Adviser"), became Investment Adviser to the Trust in June, 1986. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% of the net assets of the Trust. U.S. Bancorp, the parent company of the Adviser, and First Bank National Association ("First Bank") have announced that they will merge during the summer of 1997. As a result of the merger, the Adviser's operations will become part of First Asset Management, a division of First Bank. At the time of the merger it is currently anticipated that a new investment advisory agreement with First Asset Management will have been approved by the Board of Trustees. It will be presented to the shareholders of the Trust for approval.

    The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% of the net assets of the Trust.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to one-half of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of
(i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended March 31, 1997.

    For the six months ended March 31, 1997, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $304,866 and $304,866, respectively.

b)  DISTRIBUTION AND SERVICING FEES

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 1997, service fees on Class A Shares amounted to $227,667, of which the Distributor received $5,879.

    Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 1997, amounted to $2,008, of which the Distributor received $2,008.

    In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 1997, amounted to $669, of which the Distributor received $669.

    Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 1997, the Distributor received sales commissions in the amount of $40,435.

4.  PURCHASES AND SALES OF SECURITIES

    During the six months ended March 31, 1997, purchases of securities and proceeds from the sales of securities aggregated $6,862,140 and $4,917,010, respectively.

    At March 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $10,722,426 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $860,037 for a net unrealized appreciation of $9,862,389.

5. PORTFOLIO ORIENTATION

    Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, and Measure 47, a 1996 proposed amendment to the Oregon Constitution, limit the taxing and spending authority of certain Oregon governmental entities. Although they may have an adverse effect on the general financial condition of these entities and may impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

    The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. Also, annual capital gains distributions, if any, are taxable.

7. CUSTODIAN FEES

    The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended March 31, 1997, the Trust's custodian fees amounted to $18,565, all of which was offset by such credits. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income producing assets rather than leave cash on deposit with the custodian.

8. CAPITAL SHARE TRANSACTIONS

                               Six Months Ended            Year Ended
                                March 31, 1997         September 30, 1996
                            Shares         Amount      Shares          Amount
CLASS A SHARES:
Proceeds from shares
  sold                     1,286,960   $ 13,572,568   2,096,132   $ 22,163,379
Reinvested dividends and
   distributions             458,787      4,833,596     882,366      9,306,631
Cost of shares redeemed  (1,734,155)   (18,289,232) (3,319,853)   (34,956,474)
  Net change                  11,592        116,932   (341,355)    (3,486,464)

                                                           Period Ended
                                                        September 30, 1996*
                                                         Shares        Amount
CLASS C SHARES:
Proceeds from shares
  sold                        36,740       387,256      32,006        331,098
Reinvested dividends and
   distributions                 164         1,726          69            724
Cost of shares redeemed           -             -           -              -
  Net change                  36,904       388,982      32,075        331,822


                                                           Period Ended
                                                        September 30, 1996*
                                                          Shares       Amount
Class Y Shares:
Proceeds from shares
  sold                       147,056     1,552,185      24,548        255,314
Reinvested dividends and
   distributions                 871         9,203         505          5,272
Cost of shares redeemed           -             -      (2,000)       (20,580)
  Net change                 147,927     1,561,388      23,053        240,006

Total transactions in
  Trust shares               196,423   $ 2,067,302   (286,227)   $ (2,914,636)

* From April 5, 1996 (date of inception) through September 30, 1996.

                             TAX-FREE TRUST OF OREGON
                               FINANCIAL HIGHLIGHTS
                                    (UNAUDITED)

For a share outstanding throughout each period


                                          Class A (1)
                      Six Months
                         Ended              Year Ended September 30,
                    March 31, 1997   1996     1995     1994    1993     1992

Net Asset Value,
  Beginning of Period     $10.34   $10.55   $10.20   $10.95   $10.48   $10.15

Income from Investment
  Operations:
  Net investment income     0.27     0.54     0.55     0.56     0.58     0.65
  Net gain (loss) on
    securities (both
    realized and
    unrealized)             0.11   (0.05)     0.39   (0.75)     0.50     0.29

  Total from Investment
    Operations              0.38     0.49     0.94   (0.19)     1.08     0.94

Less Distributions
  (note 6):
  Dividends from net
    investment income     (0.27)   (0.54)   (0.55)   (0.56)   (0.58)   (0.61)
  Distributions from
    capital gains         (0.01)   (0.01)   (0.04)     -      (0.03)      -

  Total Distributions     (0.28)   (0.55)   (0.59)   (0.56)   (0.61)   (0.61)

Net Asset Value, End
  of Period               $10.44   $10.49   $10.55   $10.20   $10.95   $10.48

Total Return (not
  reflecting sales
  charge) (%)              2.18#     4.76     9.52   (1.77)    10.64     9.51

Ratios/Supplemental
  Data
  Net Assets, End of
    Period ($
    thousands)           303,601  305,096  310,554  316,317  331,018  249,953
  Ratio of Expenses
    to Average
    Net Assets (%)         0.72*     0.72     0.71     0.68     0.66     0.66
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)             5.03*     5.16     5.38     5.28     5.46     5.87
  Portfolio Turnover
    Rate (%)                  2#       10       13       11        8       11

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment Income
  ($)                       0.27     0.54     0.55     0.56     0.58     0.65
Ratio of Expenses to
  Average Net Assets
  (%)                      0.74*     0.73     0.73     0.70     0.68     0.66
Ratio of Net Investment
  Income to Average Net
  Assets (%)               5.01*     5.15     5.37     5.26     5.44     5.87

(1) Designated as Class A Shares on April 5, 1996.

# Not annualized.

* Annualized.

See accompanying notes to financial statements.

                     TAX-FREE TRUST OF OREGON
                FINANCIAL HIGHLIGHTS (CONTINUED)
                           (UNAUDITED)

For a share outstanding throughout each period

                               Class C(1)                  Class Y(1)
                        Six Months    Period(2)     Six Months     Period(2)
                        Ended March   Ended Sept.   Ended March    Ended Sept.
                        31, 1997      30, 1996      31, 1997       30, 1996
Net Asset Value,
  Beginning of Period      $10.49         $10.34         $10.49        $10.34

Income from Investment
  Operations:
  Net investment income      0.22           0.22           0.28          0.27
  Net gain (loss) on
    securities (both
    realized and
    unrealized)            (0.05)           0.15         (0.05)          0.15

  Total from Investment
    Operations               0.17           0.37           0.23          0.42

Less Distributions
  (note 6):
  Dividends from net
    investment income      (0.22)         (0.22)         (0.28)        (0.27)
  Distributions from
   capital gains           (0.01)             -          (0.01)           -

  Total Distributions      (0.23)         (0.22)         (0.29)        (0.27)

Net Asset Value, End
  of Period                $10.43         $10.49         $10.43        $10.49

Total Return (not
  reflecting sales
  charge) (%)               1.65#          3.61#          2.17#         4.14#

Ratios/Supplemental Data
  Net Assets, End of
    Period ($
    thousands)            719,368            336          1,784           242
  Ratio of Expenses to
    Average Net Assets
    (%)                     1.58*          1.56*          0.57*         0.57*
  Ratio of Net
    Investment Income to
    Average Net Assets
    (%)                     4.15*          4.18*          5.32*         5.36*
  Portfolio Turnover
    Rate (%)                   2#            10#             2#           10#

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment Income
  ($)                       0.22           0.22            0.28          0.27
Ratio of Expenses to
  Average Net Assets
  (%)                      1.59*          1.56#           0.58#         0.58*
Ratio of Net Investment
  Income to Average Net
  Assets (%)               4.14*          4.17*           5.31*         5.35*

(1) New Class of Shares established on April 5, 1996.

(2) From April 5, 1996 to September 30, 1996.

# Not annualized.

* Annualized.

See accompanying notes to financial statements.

